Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Shares, Issued	45,354,612	30,718,554	25,827,860
Common Stock, Shares, Outstanding	45,354,612	30,718,554	25,827,860